SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class

	Year ended December 31,
	2024	2023	2022

Cost of revenues	$14,146	$15,013	$17,810
Research and development	126,462	119,482	120,581
Selling and marketing	38,755	41,277	38,714
General and administrative	61,358	48,853	59,731

Total share-based compensation expense	$240,721	$224,625	$236,836

Share-based Payment Arrangement, Option, Activity

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2023	3,956,056	$97.93	4.93	$167,822

Granted	74,814	116.94
Exercised	(828,721)	60.41
Forfeited	(36,516)	127.07

Balance at December 31, 2024	3,165,633	107.86	4.38	355,730

Exercisable at December 31, 2024	2,937,959	105.47	4.13	337,444

Vested and expected to vest at December 31, 2024	3,158,931	$107.82	4.37	$355,108

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	Year ended December 31,
	2024	2023	2022

Expected volatility	58.16%-59.04%	59.91%	52.75%-59.08%
Expected dividends	0%	0%	0%
Expected term (in years)	5.10-5.16	5.05	4.93-5.03
Risk free rate	4.08%-4.45%	4.11%	1.81%-4.34%

The following table set forth the parameters used in computation of the ESPP for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Expected volatility	34.52%-43.55%	50.40%-67.14%	65.00%-77.20%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	4.84%-5.27%	5.17%-5.47%	0.60%-3.34%

Share-Based Compensation Arrangement By Share-Based Payment Award, Option Summary Of Option Data

	Year ended December 31,
	2024	2023	2022

Weighted-average grant date fair value of options granted, per option	$78.15	$84.97	$49.14
Total intrinsic value of the options exercised	$102,390	$19,450	$11,843

Share-based Payment Arrangement, Option, Exercise Price Range

Exercise price (range)	Options outstanding as of December 31, 2024	Weighted average remaining contractual term	Options exercisable as of December 31, 2024	Weighted average remaining contractual term
		(years)		(years)

0-20.94	24,484	5.17	18,544	4.01
20.95-30.66	356,962	1.12	356,962	1.12
30.67-55.86	396,565	2.12	396,565	2.12
55.87-61.95	470,901	3.12	470,901	3.12
61.96-100.6	225,722	6.06	216,781	6.03
100.61-102.67	408,825	4.12	408,825	4.12
102.68-138.62	463,558	7.28	273,698	6.94
138.63-143.13	408,254	5.14	408,254	5.14
143.14-260.88	388,725	6.09	365,792	6.09
260.89-353.09	21,637	6.01	21,637	6.01

	3,165,633	4.38	2,937,959	4.13

Schedule of Nonvested Restricted Stock Units Activity

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2023	3,211,421	$105.77

Granted	1,939,025	136.21
Vested	(1,463,226)	120.23
Forfeited	(343,516)	110.67

Unvested as of December 31, 2024	3,343,704	$116.59

Schedule of Total Accumulated Other Comprehensive Loss, Net

	Year ended December 31, 2024
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(3,096)	$7,288	$4,192
Other comprehensive income (loss) before reclassifications, net	2,780	(7,176)	(4,396)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	360	360
Research and development, net	—	4,475	4,475
Selling and marketing	—	1,598	1,598
General and administrative	—	1,023	1,023
Financial expenses, net	(10)	—	(10)

Total accumulated other comprehensive income (loss), net	$(326)	$7,568	$7,242
NOTE 12:-    SHAREHOLDERS' EQUITY (Cont.)

	Year ended December 31, 2023
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(11,689)	$(21,766)	$(33,455)
Other comprehensive income (loss) before reclassifications, net	5,645	(12,556)	(6,911)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	1,993	1,993
Research and development, net	—	25,160	25,160
Selling and marketing	—	8,997	8,997
General and administrative	—	5,460	5,460
Financial income, net	2,948	—	2,948

Total accumulated other comprehensive income (loss), net	$(3,096)	$7,288	$4,192